AOCI - ADDITIONAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	$ 739	$ (209)	$ 92
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	0	(4)	(5)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	328	(356)	$ 637
Other Comprehensive Income (Loss) [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	741	(207)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	1	3
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	219	(450)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	(2)	(2)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	(1)	(7)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ 109	$ 94